Fair Value of Financial Assets and Liabilities - Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives And Fair Value [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following fair value hierarchy table presents information about each major category of the Company's financial liabilities measured at fair value on a recurring basis:

	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2014
Liabilities
Series B redeemable convertible preferred stock	$—	$—	$12,320,000	$12,320,000
Warrant liability	—	—	5,826,000	5,826,000
Total liabilities	$—	$—	$18,146,000	$18,146,000

December 31, 2013
Liabilities
Series B redeemable convertible preferred stock	$—	$—	$40,791,000	$40,791,000
Warrant liability	—	—	16,871,000	16,871,000
Total liabilities	$—	$—	$57,662,000	$57,662,000

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth a summary of changes in the fair value of the Company's Series B redeemable convertible preferred stock derivative and warrant liability, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs:

	Warrant Liability	Series B Redeemable Preferred Stock
Balance as of December 31, 2013	$16,871,000	$40,791,000
Reclassification to equity upon conversion or exercise	(1,590,000)	(707,000)
Changes in estimated fair value	(9,455,000)	(27,764,000)
Balance as of December 31, 2014	$5,826,000	$12,320,000

Redeemable Convertible Preferred Stock [Member]
Derivatives And Fair Value [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of the preferred stock derivative on the date of issuance and on each re-measurement date is estimated using the Monte Carlo valuation model using the following assumptions:

	December 31, 2014	December 31, 2013
Volatility	91%	177%
Risk-free interest rate	0.36%	0.48%
Dividend yield	0.0%	0.0%
Exercise price	$0.14	$0.14
Common stock closing price	$0.21	$0.50

Warrant [Member]
Derivatives And Fair Value [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of the warrants on the date of issuance and on each re-measurement date for warrants classified as liabilities is estimated using the Monte Carlo valuation model using the following assumptions:

	December 31, 2014				December 31, 2013
	2011	June 26, 2013	July 15, 2013	December 23, 2013	2011	June 26, 2013	July 15, 2013	December 23, 2013
Volatility	155%	155%	155%	151%	155%	152%	151%	164%
Expected term (years)	1.98	3.49	3.54	3.98	2.98	4.49	4.54	4.98
Risk-free interest rate	0.67%	1.23%	1.25%	1.37%	0.78%	1.50%	1.53%	1.74%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Exercise price	$0.46	$0.14	$0.14	$0.25	$0.46	$0.14	$0.14	$0.25
Common stock closing price	$0.21	$0.21	$0.21	$0.21	$0.50	$0.50	$0.50	$0.50